SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
17.	SEGMENT INFORMATION

The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Based on this assessment, the Group has determined that it operates in a single reportable segment that includes the design, development, and manufacture of solar cells and modules. The following table summarizes the Group's revenues generated from different geographic locations in which customers are based:

	Years ended December 31,
	2012	2013	2014
	$	$	$
Europe:
- Germany	65,979,111	43,997,078	15,732,066
- Italy	45,429,510	7,747,266	856,757
- Spain	656,723	1,558,828	81,246
- Belgium	1,953,916	1,319,670	244,416
- France	19,758,758	48,504,587	69,270,852
- Czech Republic and Slovakia	5,699,269	1,806,237	645,756
- Bulgaria	22,300,958	1,886,258	60,928
- United Kingdom	11,844,591	6,055,612	7,115,464
- Others	34,582,052	36,316,562	10,791,911

Europe total	208,204,888	149,192,098	104,799,396

PRC	29,148,928	97,038,992	137,148,042
India	867,177	26,943,051	20,328,345
South Korea	14,244	-	8,751
Australia	39,605,278	7,783,075	8,400,530
America	1,932,147	1,837,797	2,400,047
Japan	-	31,313,082	57,774,158
Others	12,948,699	2,077,599	10,248,428

Total net revenues	292,721,361	316,185,694	341,107,697

Substantially all the identifiable assets of the Group are located in the PRC.